Vanguard Developed Markets Index Fund Average Annual Total Returns - Investor Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.86%	9.14%	8.75%
Spliced Developed ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.86%	9.14%	8.66%
FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.95%	8.04%	8.56%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.96%	9.01%	8.61%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.83%	8.20%	7.84%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.27%	6.94%	6.81%